Long-term Debt Long-term Debt - Corporate Debt (Details)							1 Months Ended	3 Months Ended	12 Months Ended
		Aug. 18, 2016 USD ($)	Jul. 15, 2016 USD ($)	Jun. 30, 2015	May 15, 2015	Aug. 05, 2014 USD ($)	Dec. 31, 2016 USD ($) $ / shares	Mar. 31, 2016	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Mar. 31, 2017 USD ($)	Feb. 17, 2017 USD ($)	Nov. 30, 2016 USD ($)	Jun. 29, 2015 USD ($) $ / shares	Mar. 31, 2014 USD ($)	Feb. 11, 2014 USD ($)
Debt Instrument [Line Items]
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt									$ 23,000,000	$ 23,000,000	$ 23,000,000
Debt (Current and non-current) (a)							$ 6,057,000,000		6,057,000,000	5,656,000,000
3.25% Convertible Notes due 2020 [Member]
Debt Instrument [Line Items]
Convertible Debt															$ 287,500,000
Interest Expense, Debt									9,000,000	5,000,000
Amortization of Debt Discount (Premium)									4,000,000	2,000,000
Amortization of Financing Costs									1,000,000	1,000,000
Interest Expense at Effective Rate									$ 14,000,000	8,000,000
Debt Instrument, Interest Rate, Stated Percentage							3.25%		3.25%
Debt Instrument, Convertible, Conversion Price | $ / shares															$ 27.50
Debt Instrument, Convertible, Conversion Ratio				36.3636
Debt Instrument, Face Amount															$ 1,000
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt									$ 23,000,000
Percent of face value							96.625%		96.625%
Long-term Debt, Fair Value							$ 278,000,000		$ 278,000,000
Debt (Current and non-current) (a)							271,000,000		271,000,000	266,000,000
Conversion Value of Convertible Debt							$ 165,000,000		$ 165,000,000
3.5% Convertible Notes due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage							5.00%		5.00%
Convertible Debt																$ 345,000,000
Interest Expense, Debt									$ 12,000,000	12,000,000
Amortization of Debt Discount (Premium)									5,000,000	4,000,000
Amortization of Financing Costs									2,000,000	2,000,000
Interest Expense at Effective Rate									$ 19,000,000	18,000,000
Debt Instrument, Interest Rate, Stated Percentage							3.50%		3.50%
Debt Instrument, Convertible, Conversion Ratio					42.9644
Percent of face value							99.625%		99.625%
Long-term Debt, Fair Value							$ 344,000,000		$ 344,000,000
Debt (Current and non-current) (a)							335,000,000		335,000,000	330,000,000
Conversion Value of Convertible Debt							$ 228,000,000		$ 228,000,000
5.00% Senior Notes due in 2026 [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Unsecured Debt		$ 350,000,000
Debt Instrument, Interest Rate, Stated Percentage							5.00%		5.00%
Senior Notes							$ 350,000,000		$ 350,000,000	0
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																	$ 1,000
5.375% Senior Notes due in 2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							5.375%		5.375%
Senior Notes							$ 500,000,000		$ 500,000,000	500,000,000
NRG Yield Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt (Current and non-current) (a)							0		$ 0	306,000,000
Debt Instrument, Basis Spread on Variable Rate	[1]								2.50%
Line of Credit Facility, Maximum Borrowing Capacity							495,000,000		$ 495,000,000
Proceeds from Issuance of Debt									60,000,000
Line of Credit Facility, Fair Value of Amount Outstanding							0		0
Repayments of Debt									366,000,000
CVSR Financing Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			4.68%
Debt (Current and non-current) (a)							771,000,000		771,000,000	793,000,000
Proceeds from Issuance of Debt			$ 200,000,000
Proceeds from Debt, Net of Issuance Costs			$ 97,500,000
Utah Solar Portfolio [Member]
Debt Instrument [Line Items]
Debt (Current and non-current) (a)							287,000,000		$ 287,000,000	0				$ 222,000,000
Debt Instrument, Basis Spread on Variable Rate									2.625%
Proceeds from (Repayments of) Secured Debt							65,000,000
Line of Credit Facility, Commitment Fee Percentage								2.625%
Letter of Credit [Member] | NRG Yield Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount							60,000,000		$ 60,000,000
Letter of Credit [Member] | CVSR Financing Agreement [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount							0		0
Letter of Credit [Member] | Utah Solar Portfolio [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount							$ 13,000,000		$ 13,000,000
November 2015 Drop Down Assets [Member] | NRG Yield Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt										$ 254,000,000
NRG Yield Operating LLC [Member] | 5.375% Senior Notes due in 2024 [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Senior Long-term Debt						$ 500,000,000
Debt Instrument, Interest Rate, Stated Percentage						5.375%
Common Class C [Member]
Debt Instrument [Line Items]
Common Stock Closing Price | $ / shares							$ 15.80		$ 15.80
Common Class A [Member]
Debt Instrument [Line Items]
Common Stock Closing Price | $ / shares							$ 15.36		$ 15.36
Subsequent Event [Member] | Aqua Caliente Borrower 2, due 2038 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage												5.43%
Equity Method Investment, Ownership Percentage													16.00%
Debt (Current and non-current) (a)												$ 41,000,000	$ 130,000,000
Subsequent Event [Member] | Letter of Credit [Member] | Aqua Caliente Borrower 2, due 2038 [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity													$ 17,000,000
Semi Annual Debt Related Fee Percentage													2.25%
Line of Credit [Member] | Utah Solar Portfolio [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							$ 13,000,000		$ 13,000,000
Line of Credit [Member] | Subsequent Event [Member] | Utah Solar Portfolio [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity												$ 11,000,000

[1]	(b)